Subsequent Events	12 Months Ended
Sep. 30, 2015
Metu Brands, Inc [Member]
Subsequent Events

Note 11 - Subsequent Events

We have evaluated subsequent events and transactions that occurred through the date and time our financial statements were issued for potential recognition or disclosure in the accompanying financial statements. Other than the change in preferred shares rights itemized in note 6 above, we did not identify any events or transactions that should be recognized or disclosed in the accompanying financial statements.